Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2011	Jul. 24, 2012	May 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued (in shares)			545,454			283,018
Stock Issued During Period, Value, New Issues	$ 83,931		$ 6,000			$ 3,000
Proceeds from Issuance of stock, net			$ 5,800			$ 3,000
Liquidation Preference Per Share		$ 10.6	$ 11.0	$ 11.0	$ 11.0	$ 10.6	$ 10.6
Convertible Preferred Stock, Terms of Conversion			1 year			1 year
Redemption Premium Percent			1.00%			1.00%
Annualized rate of dividend (per share)			$ 0.77			$ 0.74
Redemption price per share		$ 10.6	$ 11.0			$ 10.6